Income and Expenses	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Income and Expenses
20.
INCOME AND EXPENSES
i)
Other income/(expenses), net

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
(Loss)/gain from disposal of property, plant and equipment	(111)	357	—	18
Gain on bargain purchase	—	49,429	—	—
Loss from foreign exchange	(493)	(78)	(190)	(652)
Others	850	496	111	627
Total other income/(expenses), net	246	50,204	(79)	(7)

ii)
Expenses by nature

Total cost of revenue includes expenses of the following nature:

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Staff expenses and wages	10,674	8,651	1,969	8,816
Contributions to defined contribution plans	514	493	90	529
Depreciation	3,626	4,753	174	2,183
Amortization	22	82	1	3
Net change in inventories for the period	82,006	65,104	5,348	43,122
Supplies and subcontracting costs	17,991	17,737	2,701	2,412
Royalties	6,728	5,889	1,432	6,339
Freight charges	9,494	9,128	447	2,603
Equipment costs	980	732	227	1,002
Premises costs	1,925	1,387	623	2,005
Others	660	569	143	407
Total cost of revenue	134,620	114,525	13,155	69,421

Total selling, general and administrative expenses include expenses of the following nature:

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Staff expenses and wages	5,262	4,279	1,205	5,328
Contributions to defined contribution plans	544	428	67	322
Depreciation	497	77	217	159
Amortization	62	15	5	16
Legal and professional fees	2,250	2,029	259	1,139
Transportation, travel and accommodation	164	155	36	136
Other operating expenses	343	1,591	1	1,042
Total selling, general and administrative expenses	9,122	8,574	1,790	8,142